Finance income and finance cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income and finance cost
Finance income - Bank interest earned			$ 2,171	$ 127
Finance income - Capitalised to property, plant and equipment			(941)
Total finance income	$ 267	$ 121	1,230	127
Unwinding of rehabilitation provision - Blanket			(263)	(255)
Finance cost - Leases			(28)	(41)
Finance cost - Bank overdrafts			(341)	(450)
Finance cost - Bonds payable			(571)	(570)
Finance cost - Loans and borrowings			(290)	(186)
Finance cost - Loans and borrowings (Auramet payable)			(65)
Finance cost - Notes			(6,207)
Finance cost - Capitalised to property, plant and equipment			2,807
Total finance cost	$ (1,311)	$ (602)	$ (4,958)	$ (1,502)